SCHEDULE OF FAIR VALUE ASSUMPTIONS, OPTIONS (Details) - $ / shares		12 Months Ended
	Nov. 24, 2021	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Expected dividend yield
Incentive Stock Options [Member]
IfrsStatementLineItems [Line Items]
Expected life	5 years
Risk-free interest rate	1.56%
Expected dividend yield
Expected stock price volatility	186.00%
Fair value at the date of grant	$ 0.60
Investor Relation Services [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life		4 years
Risk-free interest rate		1.52%
Expected stock price volatility		195.00%
Fair value at the date of grant		$ 0.21
Investor Relation Services [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life		5 years
Risk-free interest rate		3.27%
Expected stock price volatility		243.00%
Fair value at the date of grant		$ 0.654